Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,570,000
Previously Paid Amount	0.00
Total Fee Amount	1,006.59
Total Offset Amount	0.00
Net Fee	1,006.59
Narrative - Max Aggregate Offering Price	$ 11,570,000
Final Prospectus	true